Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000096693
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Class A
Trading Symbol	DBISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.34%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[1]
AssetsNet	$ 169,679,441
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 502,675
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	169,679,441
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	502,675

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	35%
Cash and Cash Equivalents	12%
Gold Exchange-Traded Funds	9%
Corporate Bonds	5%
Futures Contracts Fixed income	4%
Fixed Income Exchange -Traded Funds	1%
Sovereign Bonds	0%
Futures Contracts Equity	(6%)

Geographical Diversification

Country	% of Net Assets
United States	62%
France	7%
Germany	6%
Ireland	3%
Netherlands	3%
Switzerland	2%
Japan	1%
Korea	1%
Denmark	1%
Italy	0%
Other	1%

C000096695
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Class C
Trading Symbol	DBICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.05%	[2]
AssetsNet	$ 169,679,441
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 502,675
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	169,679,441
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	502,675

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	35%
Cash and Cash Equivalents	12%
Gold Exchange-Traded Funds	9%
Corporate Bonds	5%
Futures Contracts Fixed income	4%
Fixed Income Exchange -Traded Funds	1%
Sovereign Bonds	0%
Futures Contracts Equity	(6%)

Geographical Diversification

Country	% of Net Assets
United States	62%
France	7%
Germany	6%
Ireland	3%
Netherlands	3%
Switzerland	2%
Japan	1%
Korea	1%
Denmark	1%
Italy	0%
Other	1%

C000214278
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Class R6
Trading Symbol	DBIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[3]
AssetsNet	$ 169,679,441
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 502,675
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	169,679,441
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	502,675

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	35%
Cash and Cash Equivalents	12%
Gold Exchange-Traded Funds	9%
Corporate Bonds	5%
Futures Contracts Fixed income	4%
Fixed Income Exchange -Traded Funds	1%
Sovereign Bonds	0%
Futures Contracts Equity	(6%)

Geographical Diversification

Country	% of Net Assets
United States	62%
France	7%
Germany	6%
Ireland	3%
Netherlands	3%
Switzerland	2%
Japan	1%
Korea	1%
Denmark	1%
Italy	0%
Other	1%

C000096697
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Class S
Trading Symbol	DBIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[4]
AssetsNet	$ 169,679,441
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 502,675
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	169,679,441
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	502,675

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	35%
Cash and Cash Equivalents	12%
Gold Exchange-Traded Funds	9%
Corporate Bonds	5%
Futures Contracts Fixed income	4%
Fixed Income Exchange -Traded Funds	1%
Sovereign Bonds	0%
Futures Contracts Equity	(6%)

Geographical Diversification

Country	% of Net Assets
United States	62%
France	7%
Germany	6%
Ireland	3%
Netherlands	3%
Switzerland	2%
Japan	1%
Korea	1%
Denmark	1%
Italy	0%
Other	1%

C000096698
Shareholder Report [Line Items]
Fund Name	DWS Global Macro Fund
Class Name	Institutional Class
Trading Symbol	MGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[5]
AssetsNet	$ 169,679,441
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 502,675
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	169,679,441
Number of Portfolio Holdings	69
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	502,675

Holdings [Text Block]

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	35%
Cash and Cash Equivalents	12%
Gold Exchange-Traded Funds	9%
Corporate Bonds	5%
Futures Contracts Fixed income	4%
Fixed Income Exchange -Traded Funds	1%
Sovereign Bonds	0%
Futures Contracts Equity	(6%)

Geographical Diversification

Country	% of Net Assets
United States	62%
France	7%
Germany	6%
Ireland	3%
Netherlands	3%
Switzerland	2%
Japan	1%
Korea	1%
Denmark	1%
Italy	0%
Other	1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.